Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 290,743	$ 134,447
Marketable securities (Note 5)	0	5,775
Amounts receivable	1,940	1,801
Prepaid expenses and other assets	13,770	2,165
Lease receivable (Note 11(b))	512	0
Total Current Assets	306,965	144,188
Non-Current Assets
Exploration and evaluation assets (Note 6)	451,356	405,248
Property and equipment (Note 7)	5,404	5,048
Investment in associate (Note 8)	240,116	0
Deposits	82	76
Lease receivable (Note 11(b))	3,502	0
Total assets	1,007,425	554,560
Current Liabilities
Accounts payable and accrued liabilities	26,986	13,723
Lease liabilities (Note 11(c))	926	775
Flow-through share premium liability (Note 9)	0	2,069
Total Current Liabilities	27,912	16,567
Non-current Liabilities
Convertible debentures (Note 10)	158,478	80,021
Long-term lease liabilities (Note 11(c))	1,016	1,688
Deferred income tax liabilities (Note 19)	0	867
Total liabilities	187,406	99,143
Equity
Share capital (Note 12)	1,009,130	712,603
Reserves (Note 12)	116,934	94,680
Accumulated other comprehensive income(loss)	(2,041)	460
Accumulated deficit	(304,004)	(389,867)
Equity attributable to NexGen Energy Ltd. shareholders	820,019	417,876
Non-controlling interests (Note 17)	0	37,541
Total equity	820,019	455,417
Total liabilities and equity	$ 1,007,425	$ 554,560